Property, Plant and Equipment, Net (Schedule of Composition of Property, Plant and Equipment) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	$ 1,222,421
Balance at end of year	1,714,825	$ 1,222,421
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	1,458,337	1,364,411
Additions	311,199	254,245
Disposals	(55,626)	(27,948)
Reclassification	0	0
Acquisitions as part of a business	315,210
Differences in translation reserves	(32,528)	(132,371)
Balance at end of year	1,996,592	1,458,337
Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	(235,916)	(238,591)
Additions	56,742	42,110
Disposals	4,661	13,046
Differences in translation reserves	(6,230)	(31,739)
Balance at end of year	(281,767)	(235,916)
Carrying Values [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	1,222,421	1,125,820
Balance at end of year	1,714,825	1,222,421
Roads, buildings and leasehold improvements [member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	77,605	83,956
Additions	2,915	3,442
Disposals	(590)	(160)
Reclassification	9,316	0
Acquisitions as part of a business	23,667
Differences in translation reserves	(1,584)	(9,633)
Balance at end of year	111,329	77,605
Roads, buildings and leasehold improvements [member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	(18,445)	(18,148)
Additions	3,993	3,864
Disposals	235	10
Differences in translation reserves	(471)	(3,557)
Balance at end of year	(21,732)	(18,445)
Roads, buildings and leasehold improvements [member] | Carrying Values [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	59,160	65,808
Balance at end of year	89,597	59,160
Facilities, machinery and equipment [member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	722,367	792,275
Additions	3,977	18,657
Disposals	(3,841)	(13,007)
Reclassification	334,132	0
Acquisitions as part of a business	159,036
Differences in translation reserves	(13,265)	(75,558)
Balance at end of year	1,202,406	722,367
Facilities, machinery and equipment [member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	(215,505)	(219,637)
Additions	47,661	37,057
Disposals	4,426	13,007
Differences in translation reserves	(5,759)	(28,182)
Balance at end of year	(252,981)	(215,505)
Facilities, machinery and equipment [member] | Carrying Values [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	506,862	572,638
Balance at end of year	949,425	506,862
Wind turbines [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	29,992	29,844
Additions	0	191
Disposals	0	(43)
Reclassification	160,666	0
Acquisitions as part of a business	126,200
Differences in translation reserves	0	0
Balance at end of year	316,858	29,992
Wind turbines [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	(1,651)	(563)
Additions	5,007	1,109
Disposals	0	21
Differences in translation reserves	0	0
Balance at end of year	(6,658)	(1,651)
Wind turbines [Member] | Carrying Values [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	28,341	29,281
Balance at end of year	310,200	28,341
Office furniture and equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	406	414
Additions	5	(8)
Disposals	0	0
Reclassification	0	0
Acquisitions as part of a business	0
Differences in translation reserves	0	0
Balance at end of year	411	406
Office furniture and equipment [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	(315)	(243)
Additions	81	80
Disposals	0	8
Differences in translation reserves	0	0
Balance at end of year	(396)	(315)
Office furniture and equipment [Member] | Carrying Values [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	91	171
Balance at end of year	15	91
Assets under construction [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	552,588	409,780
Additions	269,502	185,938
Disposals	(11,235)	(1,969)
Reclassification	(504,114)	3
Acquisitions as part of a business	0
Differences in translation reserves	(16,371)	(41,164)
Balance at end of year	290,370	552,588
Assets under construction [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	0	0
Additions	0	0
Disposals	0	0
Differences in translation reserves	0	0
Balance at end of year	0	0
Assets under construction [Member] | Carrying Values [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	552,588	409,780
Balance at end of year	290,370	552,588
Other [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	75,379	48,142
Additions	34,800	46,025
Disposals	(39,960)	(12,769)
Reclassification	0	(3)
Acquisitions as part of a business	6,307
Differences in translation reserves	(1,308)	(6,016)
Balance at end of year	75,218	75,379
Other [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	0	0
Additions	0	0
Disposals	0	0
Differences in translation reserves	0	0
Balance at end of year	0	0
Other [Member] | Carrying Values [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	75,379	48,142
Balance at end of year	$ 75,218	$ 75,379